Shareholder Report, Holdings (Details)	Nov. 30, 2024
PGIM Jennison Energy Infrastructure Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class A | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
PGIM Jennison Energy Infrastructure Fund - Class A | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Energy Infrastructure Fund - Class A | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Energy Infrastructure Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM Jennison Energy Infrastructure Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
PGIM Jennison Energy Infrastructure Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class C | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
PGIM Jennison Energy Infrastructure Fund - Class C | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Energy Infrastructure Fund - Class C | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Energy Infrastructure Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM Jennison Energy Infrastructure Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
PGIM Jennison Energy Infrastructure Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
PGIM Jennison Energy Infrastructure Fund - Class Z | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Energy Infrastructure Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM Jennison Energy Infrastructure Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
PGIM Jennison Energy Infrastructure Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)